UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock Lane

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock Lane

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Discovery Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2005 (Unaudited)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

SEMI-ANNUAL REPORT

September 30, 2005

This report is submitted for the general information of shareholders of The Forester Discovery Fund.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2005

As a shareholder of the Forester Discovery Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only,

THE FORESTER DISCOVERY FUND

and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

THE FORESTER DISCOVERY FUND
			Expenses
	Beginning	Ending	paid during
	account	account	period
	value	value	4/1/05-
	4/1/05	9/30/05	9/30/05(1)

Actual	$1,000.00	$1,011.49	$6.81

Hypothetical
(5% return
before expenses)	1,000.00	1,018.10	6.89

(1)

The 1.35% expense ratio (before reimbursements) for the Forester Discovery Fund multiplied by the average account value over the period, and multiplied by 0.5014 (to reflect the one-half year period).

SECTOR BREAKDOWN

September 30, 2005

Cash - 100.0%

PORTFOLIO OF INVESTMENTS
September 30, 2005
(Unaudited)
	Percent of	Market
	Net Assets	Value

Short-term Investments (Schwab
US Treasury Money Fund)	99.89%	$35,260
Accrued Interest	0.11%	38
Net Assets	100.00%	$35,298
At September 30, 2005, cost is $35,260 and unrealized appreciation of securities for federal income tax purposes is $0.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005
(Unaudited)

The Forester
Discovery Fund
ASSETS
Short-term investments	$35,260
Interest receivable	38
Total assets	35,298

LIABILITIES	-
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 3,476 shares issued
and outstanding)	$35,298

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
($35,298 / 3,476 shares)	$10.16

NET ASSETS
At September 30, 2005, net assets consisted of:
Paid-in capital	$34,764
Undistributed net investment income	534
$35,298

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS
For the Six Months ended September 30, 2005
(Unaudited)
The Forester
Discovery Fund
INVESTMENT INCOME
Interest income	$407
Total income	407

EXPENSES
Investment advisory fees (Note 2)	234
Total expenses	234
Less: expenses waived by Advisor (Note 2)	(234)

Net expenses	-
Net investment income	407

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain on investments	-
Net change in unrealized appreciation on investments	-
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 407

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)
	The Forester
	Discovery Fund
	Six Months	Year
	Ended	Ended
	Sep 30, 2005	March 31,
	(unaudited)	2005
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$ 407	$ 455
Net realized gain
on investments	-	-
Change in unrealized appreciation of investments	-	-

Net increase in net assets
resulting from operations	407	455

Distributions to shareholders	-	(392)

Capital share transactions (Note 5)
	-	(21,608)

Total increase/(decrease)	-	(21,545)

NET ASSETS
Beginning of year	34,891	56,436

End of year	$35,298	$34,891

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

FINANCIAL HIGHLIGHTS

The Forester Discovery Fund

	Six Months Ended Sep 30,2005	For the Years Ended March 31,
	(unaudited)	2005	2004	2003	2002	2001
(For a share outstanding throughout each period)

NET ASSET VALUE
Beginning of period	$10.04	$10.02	$10.03	$10.00	$10.10	$10.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)	0.12	0.09	0.04	0.1	0.23	0.53
Net realized and unrealized gain (loss) on
investment transaction	-	-	-	0.06	-	0.02

Total from investment operations	0.12	0.09	0.04	0.16	0.23	0.55

LESS DISTRIBUTIONS	0.00	(0.07)	(0.05)	(0.13)	(0.33)	(0.59)

NET ASSET VALUE
End of period	$10.16	$10.04	$10.02	$10.03	$10.00	$10.10

TOTAL RETURN (b)	1.20%	0.92%	0.42%	1.62%	2.25%	5.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period	$35,298	$34,891	$56,436	$56,192	$55,308	$54,113
Ratio of expenses to average net assets
After waiver	0%	0%	0%	0%	0%	0%
Before waiver	1.35%*	1.35%	6.33%	5.99%	5.02%	4.78%
Ratio of net investment income to
average net assets	2.32%*	0.85%	0.43%	0.99%	2.18%	5.23%
Portfolio turnover rate	0%	0%	0%	108%	0%	0%

(a)

Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)  Total return assumes reinvestment of dividends.

* Annualized.

The accompanying notes are an integral part of these financial statements.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2005

(Unaudited)

(1)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO

SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

THE FORESTER FUNDS

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2005

(Unaudited)

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

(2)

TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2005, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2005, the Advisor voluntarily waived advisory fees in the amounts of $234.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the six months ended September 30, 2005, no such reimbursements were made.

(3)

PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, for the six months ended September 30, 2005.

(1)

FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The U.S. federal income tax basis of the Fund’s investments at September 301, 2005 was $35,260.

The tax character of distributions paid during the fiscal years ended March 31, 2005 and 2004 were as follows:

	2005	2004
Ordinary income	$392	$293

As of March 31, 2005 the components of distributable earnings on a tax basis were $122 of undistributed ordinary income.

(2)

CAPITAL SHARE TRANSACTIONS:

	Six months	Year
	Ended	Ended
Sep 30, 2005		Mar 31, 2005
Shares sold	-	4,980
Shares issued in reinvestment
of distributions	-	39
Shares redeemed	-	-7,178
Net increase/(decrease) in shares	-	-2,159

Value of shares sold	-	$50,000
Value of shares issued in rein-
vestment of distributions	-	392
Value of shares redeemed	-	-72,000
Net increase in value of shares	-	($21,608)

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors.  The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

Number of
Portfolios
		Term of		In Fund	Other
		Office and	Principal	Complex	Director-
Name,	Position(s)	Length	Occupations	oversees	Ships
Address,	Held with	of Time	in Past 5	by	Held by
Age	the Funds	Served	Years	Director	Director
*Thomas H. Forester	Director	Indefinite	Mr. Forester has been the	2	None
Age: 46	President	2 years	President of the Advisor
Address: c/o	Treasurer		Since 2/99, Officer and
612 Paddock Lane			Portfolio Manager with
Libertyville, IL 60048			Dreman Value Advisors
from 5/97 - 1/99.

Wayne A. Grudem	Director	Indefinite	Mr. Grudem has been a Pro-	2	None
Age: 57		2 years	fessor at Phoenix Seminary
Address: c/o			since August, 2001. Before,
612 Paddock Lane			he was a Professor at Trinity
Libertyville, IL 60048			International University for
more than five years.
Number of
Portfolios
		Term of		In Fund	Other
		Office and	Principal	Complex	Director-
Name,	Position(s)	Length	Occupations	oversees	Ships
Address,	Held with	of Time	in Past 5	by	Held by
Age	the Funds	Served	Years	Director	Director

Michael B. Kelley	Director	Indefinite	Mr. Kelley has been a National	2	None
Age: 45		2 years	Account Executive for American
Address: c/o			Hotel Supply since January, 2004
612 Paddock Lane			Before, he was a Sales Executive
Libertyville, IL 60048			at WW Grainger for more than 5 years

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager and owns 13% of the shares of the Discovery Fund.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Each year the Board of Trustees, including a majority of the independent Trustees, is required to determine whether to renew the Advisory Agreement. The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

The Trustees’ evaluation of the quality of the Advisor’s services took into account their knowledge and experience gained through meetings with and reports of the Advisor over the course of the preceding year. The Trustees concluded that the quality and responsiveness of the Advisor’s services were above or comparable to peer group advisors when considering fees charged for a Fund with a comparable level of assets. Both short-term and long-term investment performance of the Fund were considered. The Fund’s current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Fund has outperformed most of its peer groups over the long-term (i.e. the past five years). Based on the experience and positive performance of the Advisor, the Trustees determined they were comfortable that the Advisor could continue its trend of positive results.

The Trustees evaluated the cost of using the Advisor’s services and reviewed the Advisor’s policy of reimbursing the Fund for expenses. The Advisor charges 1.35% for all expenses and has voluntarily agreed to reimburse the Fund for commissions.  The Trustees also considered the scope and quality of the in-house capabilities of the Advisor and other resources dedicated to performing services for the Fund.  The Trustees concluded that the staff and senior management of the Advisor were experienced industry professionals that were performing their functions in a capable manner through a difficult period in the equities markets.  The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Fund’s other service providers, were considered in light of the Fund’s compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund’s independent public accountants in periodic meetings with the Fund’s Audit Committee.  The Trustees found that the responsiveness of the Advisor’s administrative services was satisfactory. The Trustees also considered the business reputation of the Advisor and its financial resources and found that they were satisfactory.

In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund with those of competitive funds and other funds with similar investment objectives. The Trustees considered information provided by the Advisor concerning the Advisor’s profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. The Trustees also considered the voluntary fee waivers and expense reimbursements made by the Advisor in order to reduce the Fund’s operating expenses. In evaluating the Fund’s advisory fees, the Trustees also took into account the complexity and quality of the investment management of the Fund. Based on these factors, the Trustees found that the Advisor’s fees were fair and reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

The Statement of Additional Information includes additional information about the Company’s directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.

Item 2. Code of Ethics.  Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 7, 2005